STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION [Abstract]
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION
5. STOCKHOLDERS’ EQUITY

Preferred Stock— As of June 30, 2018, the Company was authorized to issue 5,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At June 30, 2018 and December 31, 2017, there were no shares of preferred stock issued or outstanding.

Common Stock— The Company is authorized to issue 35,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each common share. At June 30, 2018 and December 31, 2017, there were 7,788,595 and 7,780,627 shares of common stock issued and outstanding, respectively (excluding 16,104,738 and 16,112,706 shares of common stock subject to possible redemption, respectively). On July 20, 2018, the Company’s stockholders approved an increase in the number of authorized shares to 200,000,000 shares of common stock.

Warrants— In its Initial Public Offering completed on January 25, 2017, the Company sold 17,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consisted of one share of the Company’s common stock and one-half of one whole warrant (each, a “Public Warrant”) to purchase one share of the Company’s common stock exercisable at $11.50. Following the Closing, the Public warrants have been separated from the shares of common stock and trade separately. Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on August 25, 2018; provided that in each case the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available. The Company has agreed that as soon as practicable, but in no event later than 20 business days after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the Public Warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the foregoing, if the Company’s common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under the Securities Act, the Company, at its option, may require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement. The Public Warrants will expire on July 26, 2023 or earlier upon redemption or liquidation.

Simultaneous with the Initial Public Offering, the Sponsor and Cantor purchased an aggregate of 420,000 Placement Units at a purchase price of $10.00 per Unit. Each Placement Unit consists of one share of common stock and one-half of one warrant (each, a “Placement Warrant”) to purchase one share of the Company’s common stock exercisable at $11.50. The Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Placement Warrants and the common stock issuable upon the exercise of the Placement Warrants is not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

Additionally, the Placement Warrants will be non-redeemable so long as they are held by the Sponsor, Cantor or their permitted transferees. If the Placement Warrants are held by someone other than the Sponsor, Cantor or their permitted transferees, the Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. In addition, for as long as the Placement Warrants are held by Cantor or its designees or affiliates, they may not be exercised after five years from the effective date of the registration statement for the Initial Public Offering.

The Company may redeem the Public Warrants (except as described above with respect to the Placement Warrants):

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption;
●
if, and only if, the last sale price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and

●
if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At December 31, 2017 and 2016, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 35,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each common share. At December 31, 2017 and 2016, there were 7,780,627 and 5,298,333 shares of common stock issued and outstanding, respectively (excluding 16,112,706 and -0- shares of common stock subject to possible redemption).

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available. The Company has agreed that as soon as practicable, but in no event later than 20 business days after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the Public Warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the foregoing, if the Company’s common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under the Securities Act, the Company, at its option, may require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Private Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants and the common stock issuable upon the exercise of the Private Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

Additionally, the Placement Warrants will be non-redeemable so long as they are held by the Sponsor, Cantor or their permitted transferees. If the Placement Warrants are held by someone other than the Sponsor, Cantor or their permitted transferees, the Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. In addition, for as long as the Placement Warrants are held by Cantor or its designees or affiliates, they may not be exercised after five years from the effective date of the registration statement for the Initial Public Offering

The Company may redeem the Public Warrants (except as described above with respect to the Placement Warrants):

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption;

●
if, and only if, the last sale price of the Company’s common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and

●
if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

Intermex Holdings, Inc. and Subsidiaries [Member]
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION [Abstract]
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION
NOTE 8 – STOCKHOLDER’S EQUITY AND SHARE-BASED COMPENSATION

At June 30, 2018 and December 31, 2017, the Company was authorized to issue 1,000 shares of common stock and had 10 shares of common stock issued and outstanding at $0.01 par value per share.  All shares are held by Intermex Holdings II, Inc, which is a wholly-owned subsidiary of Interwire LLC, a company formed for the sole purpose of funding the Stella Point acquisition (see Note 2).  To fund the acquisition, Interwire LLC authorized and issued to Stella Point and other minority stockholders 520,000 and 124,100 Class A units for $52,000,000 and $12,410,000, respectively.

In addition, Interwire LLC issued Class B, C and D incentive units to employees of the Company.  As these units are issued as compensation to the Company’s employees, the expense is recorded by the Company.  For the three and six months ended June 30, 2018, the Company recorded $484,805 and $712,597 of share-based compensation expense related to the Class B incentive units, respectively, which vest 20% on the grant date and an additional 20% on each anniversary thereafter.  Share-based compensation expense for the three months ended June 30, 2017 and the Successor period from February 1, 2017 through June 30, 2017 was $217,757 and $1,247,215, respectively. The performance conditions related to the Class C and D units were not considered probable of being achieved as of June 30, 2018 or December 31, 2017, and therefore, no compensation expense has been recognized.  Shared-based compensation of $2,916,324 for the Predecessor period from January 1, 2017 through January 31, 2017 primarily included the expense associated with stock options and restricted awards that vested due to the Stella Point acquisition.

At June 30, 2018, the unrecognized compensation expense related to the incentive units was $2,237,187, $1,014,983 and $726,696 for Classes B, C, and D, respectively. All remaining unrecognized expense was accelerated in the third quarter of 2018 upon consummation of the Merger (see Note 11).

During the Successor period from January 1, 2018 through June 30, 2018, the number of units and the weighted-average grant date fair value for the incentive units are as follows:

	Successor Company
	Number of Class B Units	Weighted- Average Grant Date Fair Value	Number of Class C Units	Weighted- Average Grant Date Fair Value	Number of Class D Units	Weighted- Average Grant Date Fair Value
Outstanding at
December 31, 2017	7,472,000	$0.4879	4,670,000	$0.2080	4,670,000	$0.1489
Granted	410,000	0.4948	205,000	0.2126	205,000	0.1535
Vested	(2,720,000)	0.4875	-	-	-	-
Outstanding at
June 30, 2018	5,162,000	$0.4884	4,875,000	$0.2082	4,875,000	$0.1491

NOTE 12 — STOCKHOLDER’S EQUITY AND SHARE-BASED COMPENSATION

Successor Company

Common Stock

At December 31, 2017, the Successor Company was authorized to issue 1,000 shares of common stock and had 10 shares of common stock issued and outstanding at $0.01 par value per share. The holders of the shares are entitled to one vote per share on all matters to be voted on by the stockholders of the INC. Each holder is entitled to share equally, share for share, dividends declared, as well as any distributions to the stockholders, and in the event of the INC’s liquidation, dissolution or winding up, is entitled to share ratably in any remaining assets after payment of or provision for liabilities. All shares are held by Intermex Holdings II, Inc, which is a wholly-owned subsidiary of Interwire LLC, a company formed for the sole purpose of funding the Stella Point acquisition (see Note 3). To fund the acquisition, Interwire LLC authorized and issued 520,000 and 124,100 Class A units for $52,000,000 and $12,410,000, respectively, to Stella Point and other minority stockholders. In addition, Interwire LLC issued Class B, C and D units to employees of the Company. As these units are issued to the Company’s employees, the expense is recorded by the Company and Interwire LLC’s incentive units are described below.

Dividend Distributions

During the Successor period from February 1, 2017 through December 31, 2017, the Company distributed $20,178,000 in cash dividends to its stockholder. The dividends were distributed out of the cash proceeds from the new term loan in 2017 discussed in Note 8 and were recorded as a reduction to additional paid-in capital.

Incentive Units

In connection with the Stella Point acquisition (see Note 3), effective February 1, 2017, Interwire LLC issued Class B, C and D incentive units to employees of the Company. Incentive units were issued as compensation for the performance of services to the Company, and no capital contributions were required to be made by the employees in connection with the issuance of these units. These incentive units have no voting rights, and in the event any incentive units are forfeited, they are added back into the pool of authorized units.

Incentive units authorized and issued during the Successor period from February 1, 2017 through December 31, 2017 consisted of the following:

Incentive Units	Authorized	Units Issued February 2017	Units Issued September 2017
Class B	10,000,000	9,055,000	665,000
Class C	5,000,000	4,527,500	332,500
Class D	5,000,000	4,527,500	332,500

Authorized but unissued incentive units of each unit class are reserved for issuance at the discretion of the Interwire LLC Board of Directors. Interwire LLC has the option to repurchase the incentive units at fair value or a discount depending on whether the employee terminates with or without good reason. However, at December 31, 2017 of the Successor period, no liability was recorded for these repurchase options as none of the liability criteria in the share-based compensation guidance were met.

The grant date fair value of the incentive units was calculated using the Monte Carlo Simulation. This approach derives the fair value of the incentive units based on certain assumptions related to expected volatility, expected term, risk-free interest rate and dividend yield. Expected volatilities are based on observed volatilities of similar publicly-traded companies, and the expected term is based on a formula that considers the vesting terms and the original contract term of the incentive unit awards. The risk-free rate is based on the U.S. Treasury yield curve, and the selected dividend yield assumption is determined in view of Interwire LLC’s historical and estimated dividend payout. The following are the assumptions used in calculating the fair value of the units at the grant date:

Period from February 1, 2017, to December 31, 2017
Expected dividend yield	0%
Expected volatility	46.9%
Risk-free interest rate	2.1%
Expected term (in years)	6.0

The grant date fair value per unit for each class of incentive unit for the Successor period from February 1, 2017 to December 31, 2017 were as follows:

Incentive Units	Per Unit Amount February 2017 Issuance	Per Unit Amount September 2017 Issuance
Class B	$0.4872	$0.4948
Class C	$0.2077	$0.2126
Class D	$0.1485	$0.1535

Class B incentive units vest 20% on the grant date, and an additional 20% on each anniversary thereafter, until fully vested after the fourth anniversary date. The fair value of the Class B awards is expensed ratably over a four-year service period. Compensation expense associated with the Class B incentive units recognized for the Successor period from February 1, 2017 through December 31, 2017 was $1,845,943 and is included in salaries and benefits in the consolidated statements of operations and comprehensive (loss) income with an offset to additional paid in capital in the consolidated balance sheet. There were no related tax benefits recognized by the Company.

The Class C and D incentive units vest only after each unit class has achieved certain distribution thresholds, which are at the discretion of the Interwire LLC Board of Directors. Therefore, these incentive units are considered performance-based awards that do not start to vest until the performance conditions are probable of being achieved. The performance conditions related to the Class C and D units were not considered probable of being achieved in the Successor period, and therefore, no compensation expense was recognized, and there was no vesting.

At December 31, 2017, the unrecognized compensation expense related to the incentive units was $2,895,047, $1,010,852 and $723,439 for Classes B, C, and D, respectively.

During the Successor period from February 1, 2017 through December 31, 2017, the number of units and the weighted-average grant date fair value for the incentive units are as follows:

	Number of Class B Units	Weighted- Average Grant Date Fair Value	Number of Class C Units	Weighted- Average Grant Date Fair Value	Number of Class D Units	Weighted- Average Grant Date Fair Value
Granted during Successor Period	9,720,000	$0.4878	4,860,000	$0.2080	4,860,000	$0.1489
Vested	(1,944,000)	0.4878	—	—	—	—
Forfeited	(304,000)	0.4872	(190,000)	0.2077	(190,000)	0.1485
Outstanding at December 31, 2017	7,472,000	$0.4879	4,670,000	$0.2080	4,670,000	$0.1489

Predecessor Company

Common Stock

At December 31, 2016, the Predecessor Company was authorized to issue 200,000,000 shares of common stock, $0.01 par value per share, and had 81,879,165 shares of common stock issued and outstanding. In connection with the acquisition by Stella Point (see Note 3), all the common stock outstanding was either exchanged by equity holders for cash or rolled over into equity of Interwire LLC.

Dividend Distributions

During the Predecessor years ended December 31, 2016 and December 31, 2015, the INC distributed $1,286,995 and $18,144,839, respectively, in cash dividends to its stockholders. The dividends were distributed from cash proceeds of its term loan. No dividend was distributed during the Predecessor period from January 1, 2017 through January 31, 2017.

Stock Incentive Plan

With the consent of the INC’s stockholders and Board of Directors, effective January 11, 2012, the INC established the Intermex Holding, Inc. Stock Incentive Plan, (the “Stock Incentive Plan” or “Plan”). The Plan provided for the issuance of 22,275,000 stock options or restricted shares (par value $0.01 per share). A committee established under the Plan (the “Committee”) determined the officers and employees of the Company to whom awards were granted. All shares provided under the Plan related to shares of common stock of the INC. Shares to be optioned and sold were made available from either authorized, but unissued common stock of the INC, or common stock held by the INC in its treasury. Awards issued under the Stock Incentive Plan consisted of restricted stock grants and stock options.

Restricted Stock Grants

During 2012, 12,625,005 restricted shares were issued to certain employees of the Company, with 25% vesting as of the grant date and a further 15% vesting on June 30, 2012 through June 30, 2016. On September 23, 2013, 1,402,776 additional restricted shares were issued to the CEO of the INC, with 20% vesting on September 23rd of every year for the next five years until September 23, 2018. There were no additional restricted stock grants issued subsequent to September 23, 2013.

The fair value of the restricted shares granted on January 11, 2012 amounted to $0.0060 per share, which was calculated by performing a valuation of the INC’s total equity as of the grant date using income and market-based approaches. These approaches derive the fair value of restricted shares based on certain assumptions related to expected stock price volatility, expected term, risk-free interest rate and dividend yield. Expected volatilities were based on observed volatility of similar publicly-traded companies, and the expected term was based on a formula that considers the vesting terms and the original contract term of the restricted shares. The risk-free rate was based on a U.S. Treasury yield and the selected dividend yield assumption was determined in view of the INC’s historical and estimated dividend payout. The fair value of the restricted shares granted on September 23, 2013 amounted to $0.1838 per share, which was determined using a recently traded stock transaction.

Upon the change of control resulting from the Stella Point acquisition, effective February 1, 2017, all vesting was accelerated for the restricted stock grants and $103,405 was recognized as compensation expense and included in salaries and benefits in the consolidated statements of operations and comprehensive (loss) income in the Predecessor period from January 1, 2017 through January 31, 2017. The INC recognized $62,563 and $62,839 of compensation expense, included in salaries and benefits in the consolidated statements of operations and comprehensive (loss) income, over the employee service period for the years ended December 31, 2016 and 2015, respectively. There was no related tax benefit recognized by the INC for any of the periods presented in the consolidated financial statements. No compensation expense related to restricted stock grants was recognized in the Successor period from February 1, 2017 through December 31, 2017.

Stock Options

On September 23, 2013 and December 16, 2013, 4,348,610 and 701,338, options to purchase common stock were issued, respectively, to certain employees of the Company under the Stock Incentive Plan. The exercise price of the stock options was determined by the plan Committee but could not be less than 100% of the fair market value per share of the common stock on the date the option was granted by the Committee. The options issued on September 23, 2013 and December 16, 2013 were assigned an exercise price of $0.1838 and $0.2726 per share, respectively, an amount which the Committee determined was the fair market value of the shares. During 2016, pursuant to consent by the Committee, the exercise price was reduced to $0.05 and $0.14 per share, respectively. The options only vest upon a change of control event, therefore, the reduction in exercise price had no impact on the Company’s financial statements in 2016 since the vesting criteria had not been met. The issued options were “nonqualified stock options.” There were no stock options granted under the Plan subsequent to December 16, 2013.

The INC used the Black-Scholes option-pricing model to determine the fair value of stock options on the date of grant. This model derives the fair value of stock options based on certain assumptions related to expected stock price volatility, expected option life, risk-free interest rate and dividend yield. The INC’s expected volatility is based on a blend of the historical and implied volatility of similar market participants’ stock price over the most recent period commensurate with the expected term of the stock option award. The estimated expected option life is based on a formula that considers the vesting terms and the original contract term of the stock option awards. The risk-free interest rate assumption is based upon the U.S. Treasury yield curve appropriate for the estimated life of the INC’s stock options awards and the selected dividend yield assumption was determined in view of the INC’s historical and estimated dividend payout.

Upon the change of control resulting from the Stella Point acquisition, effective February 1, 2017, all stock options outstanding became fully vested and all were exercised, and the INC recognized $2,812,919 of compensation expense in the Predecessor period from January 1, 2017 through January 31, 2017 included in salaries and benefits in the consolidated statements of operations and comprehensive (loss) income. The INC will be allowed a tax deduction on its 2017 income tax return for the compensation expense recognized for these options that became fully vested. The INC recognized no compensation expense related to the stock options for the Predecessor years ended December 31, 2016 and 2015 as no vesting criteria had been met during those years. Additionally, there was no related tax benefits recognized by the INC in the Predecessor years ended December 31, 2016 and 2015.

No options were granted during all the periods presented in the consolidated financial statements. During the Predecessor year ended December 31, 2016, 175,347 options were forfeited. No options were forfeited during the Predecessor period from January 1, 2017 through January 31, 2017 and Predecessor year ended December 31, 2015. At December 31, 2016, there were 4,874,511 nonvested options outstanding with a weighted average exercise price of $0.20. No options were outstanding after the change of control discussed above resulting from the Stella Point acquisition.